Consolidated Statements of Financial Position $ in Thousands	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Current assets:
Cash	$ 12,361,000	$ 3,259,000
Marketable securities	439,000	605,000
Accounts receivable	358,000	322,000
Prepaid expenses and deposits	322,000	502,000
Total current assets	13,480,000	4,688,000
Non-current assets:
Restricted cash	159,000	130,000
Accounts receivable	0	50,000
Prepaid expenses and deposits	45,000	266,000
Property and equipment	1,087,000	1,191,000
Mineral property interests	143,510,000	160,693,000
Investments in associates	58,700,000	0
Total noncurrent assets	203,501,000	162,330,000
Total assets	216,981,000	167,018,000
Current liabilities:
Accounts payable and accrued liabilities	1,894,000	1,888,000
Lease liability	180,000	104,000
Flow-through share premium liability	1,710,000	3,124,000
Total current liabilities	3,784,000	5,116,000
Non-current liabilities:
Lease liability	284,000	357,000
Provision for site reclamation and closure	3,508,000	4,190,000
Total liabilities	7,576,000	9,663,000
Equity:
Share capital	306,328,000	295,464,000
Share option and warrant reserve	19,767,000	18,640,000
Deficit	(116,690,000)	(156,749,000)
Total equity	209,405,000	157,355,000
Total liabilities and equity	$ 216,981,000	$ 167,018,000